Analysis of Changes in Financing During the Year (Details) - Debt securities [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of changes in financing during the year [Line Items]
Debt Securities Issued Opening Balance	$ 3,805,337	$ 4,661,754
Gain of control over subsidiaries	3,712,359	0
Capital inflows	8,571,953	1,237,567
Capital outflows	(4,447,323)	(893,035)
Interests and adjustments accrued	4,198,955	1,359,246
Interests paid	(2,469,755)	(1,225,440)
Inflation effect on debt securities issued	(3,535,720)	(1,334,755)
Debt Securities Issued Closing Balance	$ 9,835,806	$ 3,805,337